SHARE WARRANT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Explaination of Significant Changes in Contract Assets and Share Warrant Obligation	The Group has recognized the following contract asset and share warrant obligation:

	December 31, 2021	December 31, 2020
	$	$
Contract asset
Beginning Balance	14,327,709	13,427,493
Amortization	(284,625)	–
Foreign currency translation adjustment	70,331	900,216
Ending Balance	14,113,415	14,327,709

Share warrant obligation
Beginning Balance	31,549,033	13,227,703
Fair value adjustment	492,091	16,847,470
Foreign currency translation adjustment	(1,169,680)	1,473,860
Ending Balance	30,871,444	31,549,033

Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2021	December 31, 2020

Exercise price ($)	5.66	5.66
Share price ($)	9.94	10.00
Volatility (%)	40%	40%
Risk-free interest rate (%)	1.27%	0.69%
Expected warrant life (years)	6.50	7.50
The fair value of the public warrants were determined using their market trading price as follows:

	December 31, 2021	May 6, 2021
Warrant price ($)	2.73	6.00

Disclosure of Fair Value of Private Warrants	The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2021	May 6, 2021

Exercise price ($)	11.50	11.50
Share price ($)	9.94	16.17
Volatility (%)	40%	29%
Risk-free interest rate (%)	1.27%	1%
Expected warrant life (years)	4.33	5.00
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the year ended December 31, 2021 and the weighted assumptions used in the valuations to remeasure the share-based compensation liability as at December 31, 2020 and 2019:

	2021	2020	2019
Expected dividends per share (CA$)	—	—	—
Exercise price (CA$)	21.86	1.20	0.93
Share price (CA$)	21.86	12.73	0.93
Expected Volatility (%)	40%	40%	50%
Risk-free interest rate (%)	1.16%	0.59%	1.67%
Expected option life (years)	7.50	7.80	8.70

Disclosure of Warrant Obligations
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at May 6, 2021	95,836,032	73,616,827	169,452,859
Fair value adjustment	(48,935,404)	(37,352,590)	(86,287,994)
Exercised	—	(442)	(442)
Foreign currency translation adjustment	(3,938,953)	(3,870,980)	(7,809,933)
Balance at December 31, 2021	42,961,675	32,392,815	75,354,490